Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 815,000
Previously Paid Amount	0.00
Total Fee Amount	112.55
Total Offset Amount	0.00
Net Fee	112.55
Narrative - Max Aggregate Offering Price	$ 815,000
Final Prospectus	true